RISK MANAGEMENT - Consolidated Credit Risk Exposure (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	$ 248,011,670	$ 234,896,707
Total exposure to credit risk outside of the statement of financial position	32,154,604	30,925,681
Total maximum exposure to credit risk	280,166,274	265,822,388
Financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	3,341,641	3,446,601
Credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	28,812,963	27,479,080
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	91,306,719	92,550,025
Commercial loans | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	101,655,660	102,408,977
Loans to consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total exposure to credit risk outside of the statement of financial position	59,587,929	55,200,581
Loans to consumers | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	59,840,451	55,455,064
Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	20,221,683	18,592,103
Total exposure to credit risk outside of the statement of financial position	18,661,389	17,279,362
Mortgages | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	20,221,683	18,592,103
Loan Microcredit portfolio | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	410,320	425,697
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	9,282,734	7,069,120
Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	2,706,030	2,488,414
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	23,464,691	21,955,901
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	3,053,862	2,972,616
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	4,673,113	3,762,978
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	21,608,992	18,935,757
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	917,434	768,686
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total financial assets with credit risk	$ 166,598	$ 30,138